Significant accounting policies (Details 1)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Atlântica Companhia de Seguros | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Atlântica Companhia de Seguros	Atlântica Companhia de Seguros
Activity		Insurance	Insurance
Shareholding interest (%)		100.00%	100.00%
Bradesco Auto/RE Companhia de Seguros | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Auto/RE Companhia de Seguros	Bradesco Auto/RE Companhia de Seguros
Activity		Insurance	Insurance
Shareholding interest (%)		100.00%	100.00%
Bradesco Capitalização S.A. | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Capitalização S.A.	Bradesco Capitalização S.A.
Activity		Capitalization bonds	Capitalization bonds
Shareholding interest (%)		100.00%	100.00%
Bradesco Saúde S.A. | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Saúde S.A.	Bradesco Saúde S.A.
Activity		Insurance/health	Insurance/health
Shareholding interest (%)		100.00%	100.00%
Bradesco Seguros S.A. | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Seguros S.A.	Bradesco Seguros S.A.
Activity		Insurance	Insurance
Shareholding interest (%)		99.96%	99.96%
Bradesco Vida e Previdência S.A. | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Vida e Previdência S.A.	Bradesco Vida e Previdência S.A.
Activity		Pension plan/Insurance	Pension plan/Insurance
Shareholding interest (%)		100.00%	100.00%
Odontoprev S.A. | Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[1]	Odontoprev S.A.	Odontoprev S.A.
Activity	[1]	Dental care	Dental care
Shareholding interest (%)	[1]	50.01%	50.01%
Bradesco Argentina de Seguros S.A. | Insurance - Overseas
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[1],[2]	Bradesco Argentina de Seguros S.A.	Bradesco Argentina de Seguros S.A.
Activity	[1],[2]	Insurance	Insurance
Shareholding interest (%)	[1],[2]	100.00%	99.98%
Andorra Holdings S.A. | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Andorra Holdings S.A.	Andorra Holdings S.A.
Activity		Holding	Holding
Shareholding interest (%)		100.00%	100.00%
Bradseg Participações S.A. | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradseg Participações S.A.	Bradseg Participações S.A.
Activity		Holding	Holding
Shareholding interest (%)		100.00%	100.00%
Bradescor Corretora de Seguros Ltda. | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradescor Corretora de Seguros Ltda.	Bradescor Corretora de Seguros Ltda.
Activity		Insurance Brokerage	Insurance Brokerage
Shareholding interest (%)		100.00%	100.00%
BSP Empreendimentos Imobiliários S.A. | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		BSP Empreendimentos Imobiliários S.A.	BSP Empreendimentos Imobiliários S.A.
Activity		Real estate	Real estate
Shareholding interest (%)		100.00%	100.00%
Cia. Securitizadora de Créditos Financeiros Rubi | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Cia. Securitizadora de Créditos Financeiros Rubi	Cia. Securitizadora de Créditos Financeiros Rubi
Activity		Credit acquisition	Credit acquisition
Shareholding interest (%)		100.00%	100.00%
Columbus Holdings S.A. | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Columbus Holdings S.A.	Columbus Holdings S.A.
Activity		Holding	Holding
Shareholding interest (%)		100.00%	100.00%
Nova Paiol Participações Ltda. | Other Activities - Brazil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Nova Paiol Participações Ltda.	Nova Paiol Participações Ltda.
Activity		Holding	Holding
Shareholding interest (%)		100.00%	100.00%
Bradesco North America LLC | Other Activities - Overseas
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2]	Bradesco North America LLC	Bradesco North America LLC
Activity	[2]	Services	Services
Shareholding interest (%)	[2]	100.00%	100.00%
Bradesco F.I.R.F. Master II Previdência | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[3]	Bradesco F.I.R.F. Master II Previdência	Bradesco F.I.R.F. Master II Previdência
Activity	[3]	Investment Fund	Investment Fund
Shareholding interest (%)	[3]	100.00%	100.00%
Bradesco F.I. Referenciado DI Performance | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[3]	Bradesco F.I. Referenciado DI Performance	Bradesco F.I. Referenciado DI Performance
Activity	[3]	Investment Fund	Investment Fund
Shareholding interest (%)	[3]	100.00%	100.00%
Bradesco F.I.C.F.I. R.F. VGBL F10 | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[3]	Bradesco F.I.C.F.I. R.F. VGBL F10	Bradesco F.I.C.F.I. R.F. VGBL F10
Activity	[3]	Investment Fund	Investment Fund
Shareholding interest (%)	[3]	100.00%	100.00%
Bradesco F.I.R.F. Master IV Previdência | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[3]	Bradesco F.I.R.F. Master IV Previdência	Bradesco F.I.R.F. Master IV Previdência
Activity	[3]	Investment Fund	Investment Fund
Shareholding interest (%)	[3]	100.00%	100.00%
Bradesco F.I.R.F. Master Previdência | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[3]	Bradesco F.I.R.F. Master Previdência	Bradesco F.I.R.F. Master Previdência
Activity	[3]	Investment Fund	Investment Fund
Shareholding interest (%)	[3]	100.00%	100.00%
Bradesco Private F.I.C.F.I. RF PGBL/VGBL Ativo | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[3]	Bradesco Private F.I.C.F.I. RF PGBL/VGBL Ativo	Bradesco Private F.I.C.F.I. RF PGBL/VGBL Ativo
Activity	[3]	Investment Fund	Investment Fund
Shareholding interest (%)	[3]	100.00%	100.00%
Bradesco FI Referenciado DI União | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[3]	Bradesco FI Referenciado DI União	Bradesco FI Referenciado DI União
Activity	[3]	Investment Fund	Investment Fund
Shareholding interest (%)	[3]	99.99%	99.90%
Bradesco Private F.I.C.F.I. R.F. PGBL/VGBL Ativo - F 08 C | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[3]	Bradesco Private F.I.C.F.I. R.F. PGBL/VGBL Ativo - F 08 C	Bradesco Private F.I.C.F.I. R.F. PGBL/VGBL Ativo - F 08 C
Activity	[3]	Investment Fund	Investment Fund
Shareholding interest (%)	[3]	100.00%	100.00%
Bradesco F.I.C.R.F. VGBL FIX | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[3]	Bradesco F.I.C.R.F. VGBL FIX	Bradesco F.I.C.R.F. VGBL FIX
Activity	[3]	Investment Fund	Investment Fund
Shareholding interest (%)	[3]	100.00%	100.00%
Bradesco F.I.C.F.I. Renda Fixa V-A | Investment Funds
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[3]	Bradesco F.I.C.F.I. Renda Fixa V-A	Bradesco F.I.C.F.I. Renda Fixa V-A
Activity	[3]	Investment Fund	Investment Fund
Shareholding interest (%)	[3]	100.00%	100.00%
Financial Sector - Brazil | Ágora Corretora de Títulos e Valores Mobiliários S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Ágora Corretora de Títulos e Valores Mobiliários S.A.	Ágora Corretora de Títulos e Valores Mobiliários S.A.
Activity		Brokerage	Brokerage
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil | Banco Alvorada S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[4]	Banco Alvorada S.A.	Banco Alvorada S.A.
Activity	[4]	Banking	Banking
Shareholding interest (%)	[4]	0.00%	100.00%
Financial Sector - Brazil | Banco Bradescard S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Bradescard S.A.	Banco Bradescard S.A.
Activity		Cards	Cards
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil | Banco Bradesco BBI S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Bradesco BBI S.A.	Banco Bradesco BBI S.A.
Activity		Investment bank	Investment bank
Shareholding interest (%)		99.96%	99.96%
Financial Sector - Brazil | Banco Bradesco BERJ S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Bradesco BERJ S.A.	Banco Bradesco BERJ S.A.
Activity		Banking	Banking
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil | Banco Bradesco Cartões S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[5]	Banco Bradesco Cartões S.A.	Banco Bradesco Cartões S.A.
Activity	[5]	Cards	Cards
Shareholding interest (%)	[5]	0.00%	100.00%
Financial Sector - Brazil | Banco Bradesco Financiamentos S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Bradesco Financiamentos S.A.	Banco Bradesco Financiamentos S.A.
Activity		Banking	Banking
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil | Banco Losango S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Banco Losango S.A.	Banco Losango S.A.
Activity		Banking	Banking
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil | Bradesco Administradora de Consórcios Ltda.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Administradora de Consórcios Ltda.	Bradesco Administradora de Consórcios Ltda.
Activity		Consortium management	Consortium management
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil | Bradesco Leasing S.A. Arrendamento Mercantil
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco Leasing S.A. Arrendamento Mercantil	Bradesco Leasing S.A. Arrendamento Mercantil
Activity		Leases	Leases
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil | Bradesco-Kirton Corretora de Câmbio S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2]	Bradesco-Kirton Corretora de Câmbio S.A.	Bradesco-Kirton Corretora de Câmbio S.A.
Activity	[2]	Exchange Broker	Exchange Broker
Shareholding interest (%)	[2]	99.97%	99.97%
Financial Sector - Brazil | Bradesco S.A. Corretora de Títulos e Valores Mobiliários
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Bradesco S.A. Corretora de Títulos e Valores Mobiliários	Bradesco S.A. Corretora de Títulos e Valores Mobiliários
Activity		Brokerage	Brokerage
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil | BRAM - Bradesco Asset Management S.A. DTVM
Main subsidiaries included in the consolidated financial statements
Subsidiarie		BRAM - Bradesco Asset Management S.A. DTVM	BRAM - Bradesco Asset Management S.A. DTVM
Activity		Asset management	Asset management
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil | Kirton Bank Brasil S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Kirton Bank Brasil S.A.	Kirton Bank Brasil S.A.
Activity		Banking	Banking
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil | Tempo Serviços Ltda.
Main subsidiaries included in the consolidated financial statements
Subsidiarie		Tempo Serviços Ltda.	Tempo Serviços Ltda.
Activity		Services	Services
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Overseas | Banco Bradesco Argentina S.A.U
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2]	Banco Bradesco Argentina S.A.U	Banco Bradesco Argentina S.A.U
Activity	[2]	Banking	Banking
Shareholding interest (%)	[2]	100.00%	100.00%
Financial Sector - Overseas | Banco Bradesco Europa S.A.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2]	Banco Bradesco Europa S.A.	Banco Bradesco Europa S.A.
Activity	[2]	Banking	Banking
Shareholding interest (%)	[2]	100.00%	100.00%
Financial Sector - Overseas | Banco Bradesco S.A. Grand Cayman Branch
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2],[6]	Banco Bradesco S.A. Grand Cayman Branch	Banco Bradesco S.A. Grand Cayman Branch
Activity	[2],[6]	Banking	Banking
Shareholding interest (%)	[2],[6]	100.00%	100.00%
Financial Sector - Overseas | Banco Bradesco S.A. New York Branch
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2]	Banco Bradesco S.A. New York Branch	Banco Bradesco S.A. New York Branch
Activity	[2]	Banking	Banking
Shareholding interest (%)	[2]	100.00%	100.00%
Financial Sector - Overseas | Bradesco Securities, Inc.
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2]	Bradesco Securities, Inc.	Bradesco Securities, Inc.
Activity	[2]	Brokerage	Brokerage
Shareholding interest (%)	[2]	100.00%	100.00%
Financial Sector - Overseas | Bradesco Securities, UK. Limited
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2]	Bradesco Securities, UK. Limited	Bradesco Securities, UK. Limited
Activity	[2]	Brokerage	Brokerage
Shareholding interest (%)	[2]	100.00%	100.00%
Financial Sector - Overseas | Bradesco Securities, Hong Kong Limited
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2]	Bradesco Securities, Hong Kong Limited	Bradesco Securities, Hong Kong Limited
Activity	[2]	Brokerage	Brokerage
Shareholding interest (%)	[2]	100.00%	100.00%
Financial Sector - Overseas | Cidade Capital Markets Ltd
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[2]	Cidade Capital Markets Ltd	Cidade Capital Markets Ltd
Activity	[2]	Banking	Banking
Shareholding interest (%)	[2]	100.00%	100.00%
Financial Sector - Overseas | Bradescard México, sociedad de Responsabilidad Limitada
Main subsidiaries included in the consolidated financial statements
Subsidiarie	[7]	Bradescard México, sociedad de Responsabilidad Limitada	Bradescard México, sociedad de Responsabilidad Limitada
Activity	[7]	Cards	Cards
Shareholding interest (%)	[7]	100.00%	100.00%

[1]	Accounting information used with date lag of up to 60 days;
[2]	The functional currency of these companies abroad is the Real;
[3]	The investment funds in which Bradesco assumes or substantially retains the risks and benefits were consolidated.
[4]	Company merged into Kirton Bank S.A. in April 2019;
[5]	Company merged into Banco Bradesco S.A. in August 2019.
[6]	The special purpose entity International Diversified Payment Rights Company is being consolidated. The company is part of a structure set up for the securitization of the future flow of payment orders received overseas;
[7]	The functional currency of this company is the Mexican Peso;